As filed with the Securities and Exchange
                                                     Commission on May 16, 2003.

                                                    Registration Nos. 333-101274
                                                                       811-04473

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                        Pre-Effective Amendment No. _                       [ ]
                       Post Effective Amendment No. 2                       [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940
                              Amendment No. 14                              [X]

                            ------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                                  (Registrant)

                            ------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7465

                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
                [X] 60 days after filing pursuant to paragraph a of Rule 485
                [ ] on __________ pursuant to paragraph a of Rule 485
                [ ] on __________ pursuant to paragraph b of Rule 485
                [ ] immediately upon filing pursuant to paragraph b of Rule 485

         If appropriate, check the following box:
                [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Securities of Unit Investment Trust

                                 OVERTURE VIVA!
                              CONTENTS OF FORM N-6

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

Form N-6 Item                                                 Heading in Prospectus
Item 1.  Front and Back Cover Pages
              (a) Front Cover Page............................Front Cover Page
              (b) Back Cover Page.............................Last Page
Item 2.  Risk/Benefit Summary: Benefits and Risks
              (a) Contract Benefits...........................POLICY SUMMARY
              (b) Contract Risks..............................        "
              (c) Portfolio Company Risks.....................        "
Item 3.  Risk/Benefit Summary: Fee Table......................CHARGES TABLES
Item 4.  General Description of Registrant, Depositor and Portfolio Companies
              (a) Depositor...................................Front Cover Page (more in SAI)
              (b) Registrant..................................INVESTMENT OPTIONS-Separate Account Variable
                                                              Investment Options
              (c) Portfolio Companies.........................        "
              (d) Portfolio Company Prospectus................        " ; Appendix A
              (e) Voting   ...................................        "
Item 5.  Charges
              (a) Description.................................CHARGES TABLES; CHARGES
              (b) Portfolio Company Charges...................       "
              (c) Incidental Insurance Charges................N/A
Item 6.  General Description of Contracts
              (a) Contract Rights.............................POLICY SUMMARY; INVESTMENT OPTIONS;
                                                              OTHER IMPORTANT POLICY INFORMATION; POLICY DISTRIBUTIONS
              (b) Contract Limitations........................                 "
              (c) Contracts or Registrant Changes.............INVESTMENT OPTIONS-Adding, Deleting or Substituting
                                                              Variable Investment Options; OTHER IMPORTANT POLICY
                                                              INFORMATION-Policy Changes
              (d) Other Benefits..............................N/A
              (e) Class of Purchasers.........................OTHER IMPORTANT POLICY INFORMATION-Policy Application and
                                                              Issuance.
Item 7. Premiums
              (a) Purchase Procedures.........................                 "
              (b) Premium Amount..............................                 "
              (c) Premium Payment Plans.......................                 "
              (d) Premium Due Dates...........................                 "
              (e) Automatic Premium Loans.....................N/A
              (f) Sub-Account Valuation.......................OTHER IMPORTANT POLICY INFORMATION-Policy Value
Item 8. Death Benefits and Contract Values
              (a) Death Benefits..............................POLICY DISTRIBUTIONS-Death Benefit
              (b) Charges and Contract Values.................CHARGES TABLES; CHARGES; OTHER IMPORTANT POLICY
                                                              INFORMATION-Policy Value
Item 9.  Surrenders, Partial Surrenders, and Partial Withdrawals
              (a) Surrender ..................................POLICY DISTRIBUTIONS-Full Surrender
              (b) Partial Surrender and Withdrawal............                 " -Partial Withdrawal
              (c) Effect of Partial Surrender and Withdrawal..                 "        "
              (d) Sub-Account Allocation......................OTHER IMPORTANT POLICY INFORMATION-Policy Application and Issuance
              (e) Revocation Rights...........................                 " - "Free Look" Rights
Item 10. Loans
              (a) Availability of Loans.......................POLICY DISTRIBUTIONS-Policy Loans
              (b) Limitations.................................                 "
              (c) Interest....................................                 "
              (d) Effect on Cash Value and Death Benefit......                 "
              (e) Procedures..................................                 "
Item 11. Lapse and Reinstatement
              (a) Lapse...................................... OTHER IMPORTANT POLICY INFORMATION-Lapse and Grace Period
              (b) Lapse Options...............................                 "
              (c) Effect of Lapse ............................                 "
              (d) Reinstatement...............................                 " - Reinstatement
Item 12. Taxes
              (a) Tax Consequences............................TAX MATTERS
              (b) Effect......................................                 "
Item 13. Legal Proceedings....................................OTHER IMPORTANT POLICY INFORMATION-Legal Proceedings
Item 14. Financial Statements.................................See Statement of Additional Information, below.



PART B        Information Required in a Statement of Additional Information
Form N-6 Item                                                 Heading in Statement of Additional Information

Item 15. Cover Page and Table of Contents
              (a) Cover Page..................................Cover Page
              (b) Table of Contents...........................     "
Item 16. General Information and History
              (a) Depositor...................................About Our Company
              (b) Registrant..................................see prospectus, INVESTMENT OPTIONS
              (c) History of Depositor and Registrant.........About Our Company; see prospectus, INVESTMENT OPTIONS-
                                                              Separate Account Variable Investment Options
              (d) Ownership of Sub-Account Assets.............see prospectus, INVESTMENT OPTIONS-Separate Account
                                                              Variable Investment Options
              (e) Control of Depositor........................About Our Company
Item 17. Services
              (a) Expenses Paid by Third Parties..............N/A
              (b) Service Agreements..........................N/A
              (c) Other Service Providers.....................N/A
Item 18. Premiums
              (a) Administrative Procedures...................see prospectus, OTHER IMPORTANT POLICY INFORMATION-
                                                              Policy Application and Issuance
              (b) Automatic Premium Loans.....................N/A
Item 19. Additional Information About Operation of Contracts and Registrant

              (a) Incidental Benefits.........................see prospectus, OTHER IMPORTANT POLICY INFORMATION
              (b) Surrender and Withdrawal....................see prospectus, CHARGES TABLES; CHARGES;
                                                              POLICY DISTRIBUTIONS
              (c) Material Contracts Relating to The
                  Registrant..................................N/A
Item 20. Underwriters
              (a) Identification Underwriter
              (b) Offering and Commissions....................Distribution of the Policy
              (c) Other Payments..............................           "
              (d) Commissions to Dealers......................           "
Item 21.      Additional Information about Charges
              (a) Sales Load .................................see prospectus, CHARGES TABLES; CHARGES
              (b) Special Purchase Plans......................More Information on Charges
              (c) Underwriting Procedures.....................           "
              (d) Increases in Face Amount....................see prospectus, POLICY DISTRIBUTIONS-Death Benefit
Item 22. Lapse and Reinstatement..............................see prospectus, OTHER IMPORTANT POLICY INFORMATION-
                                                              Lapse and Reinstatement
Item 23. Loans
              (a) Loan Provisions.............................see prospectus, OTHER IMPORTANT POLICY INFORMATION-
                                                              Policy Loans
              (b) Amount Available............................           "
              (c) Effect on Cash Value and Sub-Accounts.......           "
              (d) Interest ...................................           "
              (e) Other Effects ..............................           "
Item 24. Financial Statements
              (a) Registrant..................................Financial Statements
              (b) Depositor...................................Financial Statements
Item 25. Performance Data
              (a) Calculation.................................Performance Data
              (b) Quotation ..................................           "
Item 26. Illustrations
              (a)  Narrative Information......................see prospectus, last page-Illustrations
              (b)  Headings...................................                 "
              (c)  Premiums, Ages.............................                 "
              (d)  Rating Classifications.....................                 "
              (e)  Years......................................                 "
              (f)  Illustrated Values.........................                 "
              (g)  Rates of Return............................                 "
              (h)  Portfolio Company Charges..................                 "
              (i)  Other Charges..............................                 "
              (j)  Additional Information.....................                 "


                                 Parts A and B

         Pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in Parts A and B of this Registration Statement (Files No. 333-101274 and 811-04473) is incorporated herein by reference to the Prospectus dated May 1, 2003, as filed in electronic format via EDGAR with the Securities and Exchange Commission on March 14, 2003. This Amendment does not delete, amend, or supersede any information contained in the Registration Statement filed on Form N-6 or Post-Effective Amendment No. 1 to the Registration Statement, except to the extent provided herein.

               AMERITAS VARIABLE LIFE INSURANCE COMPANY ("AVLIC")
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
                              ("Separate Account")

                          Supplement to OVERTURE VIVA!
                          Prospectus Dated May 1, 2003
                         Supplement Dated July 15, 2003

Effective July 15, 2003, AVLIC will add the Policy Rider described below to the OVERTURE VIVA! Policy. The changes to the Prospectus identified in this Supplement all relate to the Lifetime Guaranteed Death Benefit rider.

1. Page 7, COST OF OPTIONAL FEATURES is amended by adding the following:
   ---------------------------------------------------- --------------------- ---------------- --------------
                                                                                                 Guaranteed
               COST OF OPTIONAL FEATURES                    When Deducted          Current        Maximum
                                                                                  (annual)        (annual)
   ---------------------------------------------------- --------------------- ---------------- --------------
   Lifetime Guaranteed Death Benefit Rider
   (Rate is per 1000 units of the specified amount              Monthly
   of rider coverage, which is equal to the base           (The monthly charge
   Policy specified amount units plus the term               is 1/12th of the
   coverage rider units.)                                     annual charge.)
              Issue Age:    0-45                                                    $0.12           $0.12
                           46-65                                                    $0.24           $0.24
                           66-75                                                    $0.36           $0.36
   ---------------------------------------------------- --------------------- ---------------- --------------

2. Page 17, LAPSE AND GRACE PERIOD, Guaranteed Death Benefit. The second paragraph is deleted and replaced with the following:

       If the optional Guaranteed Death Benefit is elected, we further guarantee the Policy will not lapse during the Guaranteed Death Benefit Period (stated in your Policy's Schedule page; this period varies depending upon your age at Policy issue), even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid, if you meet the Guaranteed Death Benefit Premium requirements and the rules, below.

       If the optional Lifetime Guaranteed Death Benefit ("LGDB") rider is elected, we further guarantee the Policy will not lapse while the LGDB rider is in effect. The charge for this rider is a level charge based on the issue age of the insured. If the LGDB rider terminates for any reason, the monthly rider charge is discontinued. Rider charges deducted from the Policy value may cause the Policy to lapse.

       You cannot elect both guaranteed death benefit riders or elect both a guaranteed death benefit rider and the Legacy Asset Rider.

     Guaranteed Death Benefit and Lifetime Guaranteed Death Benefit Rules
     o If the Policy does lapse, the Guaranteed Death Benefit or LGDB ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
     o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium or LGDB Premium from the effective date of the change;
     o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium or cumulative LGDB Premium required to date;
     o    Your election must be made at issue of the Policy; and
     o    We may discontinue offering the LGDB at any time.

3. Page 28, APPENDIX B: Optional Features. The following information is added to this Appendix:

     o    Lifetime Guaranteed Death Benefit Rider
          This Rider allows you to extend the guaranteed death benefit period available in the base Policy.
          This Rider is not a qualified life insurance benefit under Internal Revenue Code section 7702, so the charge for this Rider must be treated as a partial withdrawal from the Policy for income tax purposes.
          Minimum premium requirements must be maintained to keep this benefit in force.

This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company. If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.

   PART C

                                OTHER INFORMATION

     Item 27.     Exhibits

     Exhibit
     Number   Description of Exhibit

     (a) Board of Directors Resolution of Ameritas Variable Life Insurance Company Authorizing Establishing the Separate Account. 1
     (b)  Custodian Agreements. Not Applicable.
     (c)  Principal Underwriting Agreement and Amendment. 1, 2
     (d)  Form of Policy. 3
     (e)  Form of Application. 3
     (f) Articles of Incorporation of Ameritas Variable Life Insurance Company. 2 Bylaws of Ameritas Variable Life Insurance Company. 4
     (g)  Form of Assumption Reinsurance Agreement. 1
     (h)  Forms of Participation Agreements:
             American Century Variable Portfolios, Inc. 5
             Calvert Variable Series, Inc. Ameritas Portfolios. 4
             Variable Insurance Products Funds (Fidelity). 2
             Summit Mutual Funds, Inc. 5
             Third Avenue Variable Series Trust. 5
     (i)  Administrative Contracts. Not Applicable.
     (j)  Other Material Contracts: Powers of Attorney. 6
     (k)  Legal Opinion of Donald R. Stading.
     (l)  Actuarial Opinion. Not applicable.
     (m)  Calculation. Not applicable.
     (n)  Other Opinions: Independent Auditors' Consent.
     (o)  No financial statements are omitted from Item 24.
     (p)  Initial Capital Agreements. Not applicable.
     (q)  Transfer and Redemption Procedures Pursuant to Rule
          6e-3(T)(b)(12)(iii). 7

Footnotes:
1. Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 5, 1996.
2. Incorporated by reference to the Pre-Effective Amendment to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed January 17, 1997.
3. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-101274, filed February 3, 2003.
4. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed August 30, 1999.
5. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-46675, filed March 29, 2002.
7. Incorporated by reference to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-101274, filed November 18, 2002.

Item 28.   Directors and Officers of the Depositor

         Name and Principal                Position and Offices
         Business Address                  with Depositor

         Lawrence J. Arth*                 Director, Chairman of the Board and Chief Executive Officer
         William J. Atherton*              Director, President and Chief Operating Officer
         Thomas C. Godlasky**              Director, Senior Vice President and Chief Investment Officer
         JoAnn M. Martin*                  Director, Vice President and Chief Financial Officer
         Gary R. McPhail**                 Director, Executive Vice President
         David C. Moore*                   Director, Executive Vice President
         Haluk Ariturk*                    Director
         Garrett P. Ryan***                Director
         Melinda S. Urion****              Director
         Robert C. Barth*                  Controller
         Raymond M. Gilbertson*            Vice President - Corporate Compliance
         William W. Lester*                Treasurer
         Thomas N. Simpson*                Senior Vice President and National Sales Manager
         Donald R. Stading*                Secretary and General Counsel

* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Indianapolis Life Insurance Company, 2960 North Meridian, Indianapolis, Indiana 46206.
**** Principal business address: AmerUs Group Company, 699 Walnut Street, Des
     Moines, Iowa 50309.

Item 29.        Persons Controlled by or Under Common Control with the Depositor or the Registrant
Name of Corporation (state where organized)                            Principal Business

Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corp. (MD)..............................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Property & Casualty Insurance
                     Agency, Inc. (VA).................................insurance agency
                     Acacia Service Corp. (VA).........................deposit solicitation
                     Acacia Title Agency, Inc. (VA)....................title company
                  Acacia Realty Corporation (DC).......................real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer
              Acacia National Life Insurance Company (DC)..............variable life/annuity insurance company
              Acacia Realty Square, LLC (DE)...........................property management company
              Enterprise Resources, LLC (DE)...........................class II insurance sales

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between Ameritas Life
                                                                       Insurance Corp. (52.41%), AmerUs Life Insurance Company
                                                                       (33.59%), Acacia Life Insurance Company (3.60%),
                                                                       Acacia National Life Insurance Company (7.43%), and Acacia
                                                                       Financial Corp. (2.97%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer & investment advisor
                  Ameritas Variable Life Insurance Company (NE)........life insurance company
                  The Advisors Group, Inc. (DE)........................securities broker-dealer, investment advisor
                     Advisors Group Insurance Agency of Texas,
                       Inc. (TX).......................................broker-dealer insurance broker
                     Acacia Insurance Agency of Massachusetts,
                       Inc. (MA).......................................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of Ohio,
                       Inc. (OH).......................................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of Alabama,
                       Inc. (AL).......................................broker-dealer insurance broker
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Lincoln Gateway Shopping Center, Inc. (NE)...............real estate investment and management
              Pathmark Assurance Company (NE)..........................third-party administrator and reinsurer of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 30.      Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.      Principal Underwriter

     a) Ameritas Investment Corp. which serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                     Positions and Offices
          Business Address                       With Underwriter
          ----------------                       ----------------
          Lawrence J. Arth*                      Director and Chairman of the Board
          William R. Giovanni*                   Director, President and Chief Executive Officer
          Thomas C. Godlasky***                  Director
          Salene Hitchcock-Gear**                Director, Executive Vice President and Chief Operating Officer
          Gary R. McPhail***                     Director, Senior Vice President
          David C. Moore*                        Director, Senior Vice President
          Billie B. Beavers****                  Senior Vice President
          James R. Fox****                       Senior Vice President
          Michael P. Heaton****                  Senior Vice President
          William W. Lester*                     Treasurer
          Maria E. Sherffius*                    Assistant Vice President - Compliance Officer
          Donald R. Stading*                     Secretary and General Counsel
          Michael M. VanHorne****                Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: The Advisors Group, Inc., 7315 Wisconsin Avenue, Bethesda, Maryland 20814.
*** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
**** Principal business address: Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.


 (c) Compensation From the Registrant.

          (1)                          (2)                     (3)                     (4)               (5)
                                 Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                  Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                 $11,072,048                $0                     $1,283            $343,169

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 32.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 33.  Management Services

          Not Applicable.

Item 34.  Fee Representation

          Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Variable Life Insurance Company Separate Account V, has caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 14th day of May, 2003.

         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



                                                     By: Lawrence J. Arth*
                                                       ------------------------
                                                         Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 14, 2003.

       SIGNATURE                                               TITLE
     Lawrence J. Arth *                     Director, Chairman of the Board and Chief Executive Officer
     William J. Atherton *                  Director, President and Chief Operating Officer
     Gary R. McPhail *                      Director, Executive Vice President
     Thomas C. Godlasky *                   Director, Senior Vice President and Chief Investment Officer
     JoAnn M. Martin *                      Director, Vice President and Chief Financial Officer
     David C. Moore **                      Director, Executive Vice President
     Haluk Ariturk ***                      Director
     Garrett P. Ryan **                     Director
     Melinda S. Urion **                    Director
     Robert C. Barth *                      Controller
     William W. Lester *                    Treasurer

   /S/ Donald R. Stading                    Secretary and General Counsel
-------------------------------
       Donald R. Stading

* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.
** Signed by Donald R. Stading under Powers of Attorney executed effective as of November 15, 2002.
*** Signed by Donald R. Stading under Powers of Attorney executed effective as of April 1, 2003.

                                  Exhibit Index

     Exhibit

       (d)  Form of Policy Rider

       (k)  Legal Opinion of Donald R. Stading

       (n)  Other Opinions:  Independent Auditors' Consent